Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Each Component of Accumulated Other Comprehensive Income, Net Of Tax

Changes in each component of AOCI for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	(in millions of yen)
AOCI, balance at beginning of fiscal year	777,997	1,117,877	2,041,005
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	995,124	1,123,272	1,747,607
Unrealized holding gains (losses) during year	255,140	763,115	(189,479)
Less: reclassification adjustments for losses (gains) included in net income	(126,992)	(138,780)	(148,669)

Change during year	128,148	624,335	(338,148)

Balance at end of fiscal year	1,123,272	1,747,607	1,409,459
Foreign currency translation adjustments:
Balance at beginning of fiscal year	(82,420)	(6,434)	129,179
Foreign currency translation adjustments during year	75,986	134,104	(122,081)
Less: reclassification adjustments for losses (gains) included in net income	—	1,509	(788)

Change during year	75,986	135,613	(122,869)

Balance at end of fiscal year	(6,434)	129,179	6,310
Pension liability adjustments:
Balance at beginning of fiscal year	(134,707)	1,039	164,219
Unrealized gains (losses) during year	131,360	163,191	(107,497)
Less: reclassification adjustments for losses (gains) included in net income	4,386	(11)	(3,183)

Change during year	135,746	163,180	(110,680)

Balance at end of fiscal year	1,039	164,219	53,539
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	339,880	923,128	(571,697)

AOCI, balance at end of fiscal year	1,117,877	2,041,005	1,469,308

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2016:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	213,907	(65,207)	148,700	(31)	148,669	Investment gains (losses)—net
Foreign currency translation adjustments	788	—	788	—	788	Foreign exchange gains (losses)-net
Pension liability adjustments	4,529	(1,317)	3,212	(29)	3,183	Salaries and employee benefits

Total	219,224	(66,524)	152,700	(60)	152,640

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.